Income Taxes (Components of Income Tax Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Current, federal	$ 3,258	$ 682	$ 2,915
Deferred - net, federal	277	(17,970)	3,127
Total federal income tax	3,535	(17,288)	6,042
Current, state and local	513	79	282
Deferred - net, state and local	473	1,041	339
Total state and local income tax	986	1,120	621
Current, foreign	539	471	335
Deferred - net, foreign	(140)	989	(519)
Total foreign income tax	399	1,460	(184)
Total	$ 4,920	$ (14,708)	$ 6,479